Schedule of compensation for key management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Disclosures
Salaries and short-term benefits	$ 1,587	$ 1,344	$ 971
Post-retirement benefits	20
Stock-based compensation	411	121	44
Compensation of key management	$ 2,018	$ 1,465	$ 1,015